Loss Before Tax (Tables)	6 Months Ended
Dec. 31, 2024
Loss Before Tax [Abstract]
Schedule of Loss Before Tax
	Six Months Ended
	December 31, 2024	December 31, 2023 (Restated)
	RM	RM

Loss before tax is arrived at after charging:
Depreciation of:
- property, plant and equipment	14,154,000	10,414,013
- right of use assets	62,286	62,286
Amortisation of intangible asset	9,538,229	13,126,820
Directors’ remuneration (Note 21)	798,527	595,538
Loss on disposal/ strike-off of subsidiaries	159,008	305,818
Interest expense of lease liability	2,828	5,916
Rental of equipment	2,650	3,445
Short-term rental	732,659	55,222
Impairment loss on deposits	4,000,000	-
Waiver of debts	44,535	-
Property, plant and equipment written-off	15,864	-
Intangible assets written-off	290,004	-
Impairment loss on goodwill	754,291	-

And crediting:
Reversal of impairment on trade receivables	(94,000)	-
Waiver income	-	(175,283)
Interest income	(606,476)	(829,121)